FAIR VALUE OF INVESTMENTS - TRADING PROFITS AND LOSSES BY INDUSTRY SECTOR (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trading profits and losses
Total, net	$ 48,011,648	$ 15,589,451	$ 30,329,459
Agriculture
Trading profits and losses
Total, net	3,693,365	(5,108,659)	3,186,283
Currencies
Trading profits and losses
Total, net	(16,685,850)	23,899,963	(8,966,092)
Energy
Trading profits and losses
Total, net	(5,427,642)	(20,731,130)	36,538,775
Interest rates
Trading profits and losses
Total, net	(16,190,929)	48,174,692	17,080,347
Metals
Trading profits and losses
Total, net	(5,579,944)	(30,523,950)	8,631,611
Stock indices
Trading profits and losses
Total, net	$ 88,202,648	$ (121,465)	$ (26,141,465)